Note 18 - Commitments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments Disclosure [Text Block]	Note 18 - Commitments We have no commitments other than the minimum lease payments commitment as disclosed in Note 21, Leases.